SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offerings (Details)			6 Months Ended
	Apr. 03, 2024 USD ($) $ / shares shares	Jan. 26, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 21, 2024 ILS (₪) ₪ / shares shares
Disclosure of classes of share capital [line items]
Financial expense			$ 1,797,000	$ 2,347,000
Proceeds from issuance of shares	$ 1,250,000	$ 8,000,000
Warrants issued | shares		600,000
Placement agent fees and offering expenses.	100,000	$ 900,000
Authorised Share Capital | ₪					₪ 400,000,000
Warrants.
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares		$ 1.00
Proceeds from issuance of shares	$ 900,000
Warrants issued | shares	2,144,487	10,000,000
Warrants exercise price | $ / shares	$ 0.75
Warrants term	5 years	5 years
Placement agent fees and offering expenses.		$ 900,000
Equity component
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares	$ 350,000
ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares	2,144,487	10,000,000
Purchase price (per share) | $ / shares	$ 0.58289	$ 0.80
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					39,994,000,000
Par value per share | ₪ / shares					₪ 0.01
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					6,000,000
Par value per share | ₪ / shares					₪ 0.01